Compensation Options (Tables)	12 Months Ended
Jan. 31, 2024
Schedule of Compensation Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding and exercisable, January 31, 2021	471,178	0.50	2.83
Granted (Notes 9(o), 9(p) and 9(q))	2,015,625	0.40	3.00

Outstanding and exercisable, January 31, 2023 and 2022	2,486,803	0.42	1.23 / 2.23
Expired	(471,178)	(0.50)	–

Outstanding and exercisable, January 31, 2024	2,015,625	0.40	0.32

Schedule of compensation options were outstanding and exercisable
			Exercisable Into
Number of Compensation Options	Exercise Price $	Expiry Date	Common Shares	Share Purchase Warrants	Exercise Price	Expiry Date

1,967,750	0.40	May 28, 2024	1,967,750	1,967,750	$0.50	May 28, 2024
47,875	0.50	May 28, 2024	47,875	–	–	–
2,015,625			2,015,625	1,967,750